DISPOSITION OF BUSINESSES (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jun. 15, 2023	Sep. 30, 2024	Jun. 30, 2024
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal			$ 20
Gain on sale of associate			6
Australian port operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal			75
Gain on sale of associate			$ 25
Indian telecom tower operation
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal		$ 35
Gain on sale of associate		20
Indian telecom tower operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal		$ 124
Indian toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal	$ 180
Gain on sale of associate	100
Indian toll roads | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal	600
Gain on sale of associate	$ 340